UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2012
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           4/16/2012
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       98
                                         -------------
Form 13F Information Table Value Total:   1,422,781
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altera Corp                    COM              021441100     2429    61001 SH       Sole                    61001
America's Car-Mart Inc.        COM              03062T105     1440    32751 SH       Sole                    32751
American Business Bank         COM              02475l105      374    16424 SH       Sole                    16424
Amerisafe, Inc.                COM              03071h100     1648    66601 SH       Sole                    66601
AngioDynamics, Inc.            COM              03475v101      196    16001 SH       Sole                    16001
Aqua America Inc               COM              03836w103    15815   709500 SH       Sole                   709500
Arthur J Gallagher & Co.       COM              363576109    14822   414731 SH       Sole                   414731
Bank of the Ozarks, Inc.       COM              063904106    12815   409952 SH       Sole                   409952
Bed Bath and Beyond            COM              075896100    35028   532583 SH       Sole                   532583
Berkshire Hathaway A           COM              084670108    36570      300 SH       Sole                      300
Berkshire Hathaway B           COM              084670702    12329   151933 SH       Sole                   151933
Biglari Holdings Inc.          COM              08986r101     1652     4101 SH       Sole                     4101
Brookfield Asset Management    COM              112585104    38722  1226552 SH       Sole                  1226552
Brown & Brown Inc.             COM              115236101    61903  2603145 SH       Sole                  2603145
Cambridge Bancorp              COM              132152109      586    16741 SH       Sole                    16741
Camden National Corp           COM              133034108      789    22436 SH       Sole                    22436
Carmax                         COM              143130102    30931   892661 SH       Sole                   892661
Cass Information Systems Inc.  COM              14808p109     1566    39188 SH       Sole                    39188
Clarcor Inc.                   COM              179895107      315     6424 SH       Sole                     6424
Conmed Corp                    COM              207410101      212     7087 SH       Sole                     7087
Courier Corp                   COM              222660102     2557   220389 SH       Sole                   220389
Digital River                  COM              25388b104     3742   200001 SH       Sole                   200001
Dimeco Inc.                    COM              25432w104      305     8846 SH       Sole                     8846
Donaldson Co., Inc.            COM              257651109    38984  1091074 SH       Sole                  1091074
Dr. Pepper Snapple Group Inc.  COM              26138E109     4101   102000 SH       Sole                   102000
Enterprise Financial Services  COM              293712105      607    51701 SH       Sole                    51701
EOG Resources Inc.             COM              26875p101    45414   408769 SH       Sole                   408769
Evolution Petroleum Corporatio COM              30049a107      967   104001 SH       Sole                   104001
Exxon Mobil Corp               COM              30231G102      646     7454 SH       Sole                     7454
Flowers Foods                  COM              343498101    10183   499920 SH       Sole                   499920
Forward Air                    COM              349853101    26639   726462 SH       Sole                   726462
Franklin Resources             COM              354613101    38017   306513 SH       Sole                   306513
General Electric Co            COM              369604103      226    11261 SH       Sole                    11261
Glenville Bank Hldg Co.        COM              37908p109      214     2756 SH       Sole                     2756
Graco                          COM              384109104    21056   396840 SH       Sole                   396840
Healthcare Realty Trust Inc    COM              421946104      419    19051 SH       Sole                    19051
Heartland Express              COM              422347104    31748  2195549 SH       Sole                  2195549
Hilltop Holdings               COM              432748101      385    45901 SH       Sole                    45901
Home Bancshares, Inc           COM              436893200    11279   423876 SH       Sole                   423876
Houston Wire & Cable Company   COM              44244K109     1863   134101 SH       Sole                   134101
Idex Corporation               COM              45167R104    52041  1235254 SH       Sole                  1235254
Illinois Tool Works            COM              452308109    33700   589979 SH       Sole                   589979
International Bus Mach         COM              459200101      611     2930 SH       Sole                     2930
Inventure Foods, Inc.          COM              461212102      531   107093 SH       Sole                   107093
John Bean Technologies Corp    COM              477839104      923    57001 SH       Sole                    57001
John Wiley & Sons              COM              968223206    62919  1322108 SH       Sole                  1322108
Johnson & Johnson              COM              478160104    29025   440036 SH       Sole                   440036
Knight Transportation Inc.     COM              499064103    26492  1500141 SH       Sole                  1500141
Landauer Inc                   COM              51476K103     3446    65000 SH       Sole                    65000
Ledyard Financial Group        COM              523338101      341    11176 SH       Sole                    11176
M & T Bank Corp                COM              55261F104    11770   135478 SH       Sole                   135478
Magnum Hunter Res Corp         COM              55973b102      484    75501 SH       Sole                    75501
Markel Corp                    COM              570535104    55950   124627 SH       Sole                   124627
Mattel Inc.                    COM              577081102     8088   240299 SH       Sole                   240299
McCormick & Co.                COM              579780206     3987    73251 SH       Sole                    73251
McGrath Rentcorp               COM              580589109    32443  1010370 SH       Sole                  1010370
Medidata Solutions Inc         COM              58471a105     2520    94581 SH       Sole                    94581
Mednax Inc.                    COM              58502b106    59231   796440 SH       Sole                   796440
Merchants Bancshares Inc.      COM              588448100      245     8686 SH       Sole                     8686
Meredith Corp                  COM              589433101    17005   523874 SH       Sole                   523874
Metro Bancorp Inc.             COM              59161r101      504    43076 SH       Sole                    43076
Microchip Technology Inc.      COM              595017104    20587   553426 SH       Sole                   553426
Mohawk Industries              COM              608190104    16808   252710 SH       Sole                   252710
National Instruments           COM              636518102     3479   122001 SH       Sole                   122001
NBT Bancorp Inc.               COM              628778102     5123   232042 SH       Sole                   232042
OneBeacon                      COM              G67742109    12369   802644 SH       Sole                   802644
Patriot Transportation Holding COM              70337B102      828    35556 SH       Sole                    35556
Patterson Companies Inc.       COM              703395103    41805  1251646 SH       Sole                  1251646
Penseco Financial Services     COM              709570105      214     5673 SH       Sole                     5673
Protective Life Corp.          COM              743674103    19466   657190 SH       Sole                   657190
Questar Corp                   COM              748356102     5019   260601 SH       Sole                   260601
Rofin-Sinar Technologies Inc.  COM              775043102     1880    71301 SH       Sole                    71301
Ross Stores Inc.               COM              778296103    68825  1184594 SH       Sole                  1184594
S Y Bancorp                    COM              785060104      456    19635 SH       Sole                    19635
SCBT Financial                 COM              78401v102    18187   556016 SH       Sole                   556016
Sigma Aldrich Corp.            COM              826552101     8037   110001 SH       Sole                   110001
Southern National Bancorp of V COM              843395104      562    83326 SH       Sole                    83326
Sterling Bancorp               COM              859158107      400    41714 SH       Sole                    41714
Strayer Education              COM              863236105     3215    34101 SH       Sole                    34101
Stryker Corp                   COM              863667101    25426   458300 SH       Sole                   458300
TCF Financial                  COM              872275102    16472  1385357 SH       Sole                  1385357
The Brick Ltd                  COM              107879108      352   101800 SH       Sole                   101800
Trustco Bank Corp              COM              898349105      117    20533 SH       Sole                    20533
Ultra Petroleum Corp           COM              903914109     9391   415001 SH       Sole                   415001
US Bancorp                     COM              902973304      244     7694 SH       Sole                     7694
US Ecology, Inc.               COM              91732j102     8694   399901 SH       Sole                   399901
VCA Antech, Inc.               COM              918194101     3456   148901 SH       Sole                   148901
Washington Banking Co.         COM              937303105      602    43610 SH       Sole                    43610
Waste Connections Inc.         COM              941053100     4554   140000 SH       Sole                   140000
Waters Corp.                   COM              941848103    37766   407576 SH       Sole                   407576
Watson Pharmaceuticals         COM              942683103      563     8400 SH       Sole                     8400
Websense, Inc.                 COM              947684106      934    44301 SH       Sole                    44301
Westamerica Bank               COM              957090103     3795    79066 SH       Sole                    79066
White Mtns Insurance           COM              g9618e107    48247    96164 SH       Sole                    96164
Winthrop Realty Trust          COM              976391300     1224   105576 SH       Sole                   105576
Xilinx Inc                     COM              983919101    28436   779505 SH       Sole                   779505
Yum Brands                     COM              988498101    38528   541281 SH       Sole                   541281
Zebra Technologies A           COM              989207105    54970  1334878 SH       Sole                  1334878